Share premium (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Premium [Abstract]
Decrease in net issue premium	€ 3,055	€ 3,778	€ 1,595
Redemption of treasury shares, purchase value	3,287	4,294	1,900
Redemption of treasury shares, par value	€ 231	€ 516	€ 305